Note 15 - Reverse Stock Split	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Reverse Stock Split Disclosure [Text Block]
15.
REVERSE STOCK SPLIT

On
July
29,
2020,
we amended our charter to effect a
one
-for-
two
reverse stock split of every outstanding share of our Series A Common Stock. The financial statements and accompanying footnotes have been retroactively restated to reflect the reverse stock split.